Related-Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Revenue from Related Party
The following is a summary of amounts billed to AuraSense, LLC and recognized in the accompanying unaudited statement of operations in connection with the above mentioned activities:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2017	2016	2017	2016
Direct labor on research activities	$—	$—	$—	$2
Quarterly fee for indirect costs	3	8	9	23
Direct costs of AuraSense LLC paid by the Company or (of the Company paid by AuraSense, LLC), net	1	—	4	(4)
	$4	$8	$13	$21

The following presents amounts billed to AuraSense, LLC and recognized in the accompanying statement of operations in connection with the above mentioned activities:

	For the Years Ended December 31,
	2016	2015
Direct labor on research activities	$3	$34
Shared costs with AuraSense, LLC	—	70
Quarterly fee for indirect costs	30	—
Direct costs of the Company paid by AuraSense, LLC, net	(4)	(59)
	$29	$45